Fair Value Measurements - Summary of assets that are measured at fair value on a recurring basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charge	$ 0	$ 5,313,176	$ 8,596,201	$ 5,169,951
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value			15,149,333	15,155,279
Fair Value, Recurring [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value			15,149,333	15,155,279
Fair Value, Recurring [Member] | Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value			15,149,333	15,155,279
Fair Value, Recurring [Member] | Cash [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value			$ 15,149,333	$ 15,155,279